Cash and cash equivalents	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents.
Cash and cash equivalents
11	Cash and cash equivalents

	2023	2022
	US $ in millions

Bank balances and cash in hand	284.6	372.7
Demand deposits	201.0	649.4
Money market funds	435.9
	921.5	1,022.1